Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease revenue:
Total lease revenue	$ 4,412,003	$ 4,321,006	$ 4,682,266
Net gain on sale of assets	89,428	89,618	188,835
Other income	722,574	83,005	66,239
Total Revenues and other income	5,224,005	4,493,629	4,937,340
Expenses
Depreciation and amortization	1,737,925	1,645,373	1,676,121
Asset impairment	128,409	1,086,983	70,149
Interest expense	1,230,466	1,248,225	1,295,020
Loss on debt extinguishment	9,713	118,460	0
Leasing expenses	319,022	323,535	287,950
Selling, general and administrative expenses	317,888	242,161	267,458
Transaction and integration-related expenses	334,966	0	0
Total Expenses	4,078,389	4,664,737	3,596,698
Gain (loss) on investment at fair value	2,301	(143,510)	0
Income (loss) before income taxes and income of investments accounted for under the equity method	1,147,917	(314,618)	1,340,642
Income tax (expense) benefit	(162,537)	17,231	(167,714)
Equity in net earnings of investments accounted for under the equity method	24,051	2,464	(6,151)
Net income (loss)	1,009,431	(294,923)	1,166,777
Net income attributable to non-controlling interest	(8,924)	(3,643)	(21,083)
Net income (loss) attributable to AerCap Holdings N.V.	$ 1,000,507	$ (298,566)	$ 1,145,694
Basic (loss) earnings per share (in USD per share)	$ 6.83	$ (2.34)	$ 8.51
Diluted (loss) earnings per share (in USD per share)	$ 6.71	$ (2.34)	$ 8.43
Weighted average shares outstanding—basic (in shares)	146,421,188	127,743,828	134,570,169
Weighted average shares outstanding—diluted (in shares)	149,005,981	127,743,828	135,898,139
Basic lease rents
Lease revenue:
Total lease revenue	$ 3,891,089	$ 3,761,611	$ 4,281,260
Maintenance rents and other receipts
Lease revenue:
Total lease revenue	$ 520,914	$ 559,395	$ 401,006